Share-Based Payment Compensation Liability - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2025 CAD ($) shares	Mar. 31, 2025 shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)
Shared Based Payment Compensation Liability [Line Items]
Liabilities | $	$ 1,677.7	$ 1,624.8
Replacement Long Term Incentive Plan Awards [Member]
Shared Based Payment Compensation Liability [Line Items]
Loss (gain) on earn out liability | $	$ 5.3	$ 19.8
Number of other equity instruments granted in share-based payment arrangement | shares		2,515,266
Number of other equity instruments exercised or vested in share based payment arrangement. | shares	297,953	0	297,953
Number of other equity instruments forfeited in share-based payment arrangement. | shares	47,620	0	47,620
Number of instruments other equity instruments settled value | $	$ 2.1
Replacement Long Term Incentive Plan Awards [Member] | Share Based Payment Compensation Liability [Member]
Shared Based Payment Compensation Liability [Line Items]
Estimated fair value of other equity instruments outstanding in a share based payment arrangement | $ / shares				$ 4.1
Liabilities	$ 34.5	$ 14.1		$ 10.3	$ 24.0